Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.1%	Shares	Value
Air freight & logistics - 0.5%
United Parcel Service, Inc., Class B	10,200	$1,987,878
Automobiles - 3.6%
Tesla, Inc.*	16,600	14,798,070
Beverages - 0.5%
Keurig Dr Pepper, Inc.	50,500	1,956,370
Biotechnology - 1.9%
AbbVie, Inc.	54,600	7,835,646
Building products - 0.5%
Carrier Global Corp.	51,731	2,096,657
Capital markets - 1.3%
Blackstone, Inc.	23,700	2,419,059
The Charles Schwab Corp.	42,700	2,948,435
Chemicals - 1.6%
CF Industries Holdings, Inc.	30,300	2,893,347
Olin Corp.	75,200	3,930,704
Diversified consumer services - 0.4%
Service Corp International	24,779	1,845,044
Electrical equipment - 0.6%
Generac Holdings, Inc.*	9,200	2,468,360
Electronic equipment, instruments & components - 0.7%
Keysight Technologies, Inc.*	18,200	2,959,320
Equity real estate investment trusts (REITs) - 0.9%
Host Hotels & Resorts, Inc.	116,000	2,065,960
Public Storage	5,300	1,729,973
Food & staples retailing - 3.7%
Costco Wholesale Corp.	9,800	5,304,740
Grocery Outlet Holding Corp.*	50,900	2,174,448
The Kroger Co.	73,300	3,404,052
Wal-Mart, Inc.	33,100	4,370,855
Food products - 0.7%
Archer-Daniels-Midland Co.	22,900	1,895,433
General Mills, Inc.	14,200	1,062,018
Health care providers & services - 6.5%
Centene Corp.*	42,300	3,932,631
Cigna Corp.	21,400	5,892,704
CVS Health Corp.	39,300	3,760,224
McKesson Corp.	14,800	5,055,384
UnitedHealth Group, Inc.	15,500	8,406,270
Hotels, restaurants & leisure - 0.3%
Expedia Group, Inc.*	11,800	1,251,390
Household durables - 1.1%
Lennar Corp., Class A	27,600	2,346,000
PulteGroup, Inc.	55,900	2,438,358
Insurance - 0.5%
MetLife, Inc.	32,500	2,055,625
Interactive media & services - 6.6%
Alphabet, Inc., Class A*	102,280	11,897,210
Alphabet, Inc., Class C*	80,240	9,359,193
Meta Platforms, Inc., Class A*	38,800	6,173,080
Internet & direct marketing retail - 5.2%
Amazon.com, Inc.*	161,300	21,767,435
IT services - 7.9%
Accenture PLC, Class A	13,200	4,042,632
Akamai Technologies, Inc.*	23,800	2,290,036
Automatic Data Processing, Inc.	9,100	2,194,192
Cloudflare, Inc., Class A*	25,400	1,278,128
Global Payments, Inc.	14,300	1,749,176
MasterCard, Inc., Class A	18,230	6,449,592
Paychex, Inc.	19,300	2,475,804
Snowflake, Inc., Class A*	7,000	1,049,370
SS&C Technologies Holdings, Inc.	52,200	3,088,674
Visa, Inc., Class A	29,000	6,151,190
WEX, Inc.*	11,600	1,928,036
Life sciences tools & services - 1.0%
Thermo Fisher Scientific, Inc.	7,100	4,248,711
Machinery - 0.8%
Cummins, Inc.	14,700	3,253,257
Media - 0.4%
Omnicom Group, Inc.	24,352	1,700,744
Metals & mining - 0.3%
United States Steel Corp.	50,400	1,191,960
Oil, gas & consumable fuels - 1.1%
APA Corp.	29,800	1,107,666
Marathon Oil Corp.	131,500	3,261,200
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	71,600	5,282,648
Merck & Co., Inc.	43,200	3,859,488
Pfizer, Inc.	84,400	4,263,044
Road & rail - 0.9%
Old Dominion Freight Line, Inc.	7,900	2,397,729
XPO Logistics, Inc.*	23,300	1,391,942
Semiconductors & semiconductor equipment - 9.3%
Advanced Micro Devices, Inc.*	39,000	3,684,330
Broadcom, Inc.	4,800	2,570,304
KLA Corp.	14,700	5,638,038
Lam Research Corp.	6,900	3,453,519
NVIDIA Corp.	73,000	13,258,990
ON Semiconductor Corp.*	35,100	2,343,978
Qorvo, Inc.*	15,400	1,602,678
QUALCOMM, Inc.	43,100	6,252,086
Software - 20.2%
Adobe, Inc.*	11,600	4,757,392
Cadence Design Systems, Inc.*	35,300	6,568,624
Crowdstrike Holdings, Inc., Class A*	8,600	1,578,960
Dropbox, Inc., Class A*	84,100	1,912,434
Fortinet, Inc.*	60,600	3,614,790
Intuit, Inc.	4,700	2,143,999
Microsoft Corp.	165,800	46,546,692
Palo Alto Networks, Inc.*	3,700	1,846,670
salesforce.com, Inc.*	25,600	4,710,912
Synopsys, Inc.*	28,600	10,510,500
Specialty retail - 3.6%
AutoNation, Inc.*	14,800	1,757,352
AutoZone, Inc.*	2,000	4,274,780
Lowe's Cos., Inc.	15,600	2,987,868
The Home Depot, Inc.	19,200	5,778,048
Technology hardware, storage & peripherals - 12.2%
Apple, Inc.	302,264	49,120,923
Western Digital Corp.*	31,600	1,551,560
Trading companies & distributors - 1.1%
United Rentals, Inc.*	13,800	4,452,846
Total common stocks (cost $190,698,175)		412,055,365
Total investment portfolio (cost $190,698,175) - 99.1%		412,055,365
Other assets in excess of liabilities - 0.9%		3,886,544
Total net assets - 100.0%		$415,941,909

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.